COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 273	$ 468
Credit Card Receivable [Member]
Operating Leased Assets [Line Items]
Other Commitment	23
Rental Agreement [Member]
Operating Leased Assets [Line Items]
Other Commitment	$ 58